Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

Note 4 - DISCONTINUED OPERATIONS

As discussed in Note 1, on September 28, 2023, Cordyceps Sunshine Biotech Holdings Co., Ltd. (the “Company”) entered into a share purchase agreement (the “Agreement”) with Mr. Xusheng Niu (“Mr. Niu”), Cordyceps Sunshine Biotech Co., Ltd. (Hong Kong), a company incorporated under the laws of Hong Kong (the “Target”), and Chengdu Skyherb Biotechnology Co., Ltd. (China), a wholly foreign-owned enterprise formed under the laws of the People’s Republic of China and a wholly-owned subsidiary of the Target. Pursuant to the Agreement, the Company agreed to sell, and Mr. Niu agreed to purchase, 100% equity interest in the Target in exchange for cancelling the debt (the “Transaction”) in a total amount of $1,152,328.50 (RMB8,411,156.95) (the “Debt”). The Debt resulted from several loan agreements entered into by the Company and Mr. Niu since June 29, 2020. Pursuant to those loan agreements, Mr. Niu borrowed and made payments to fund the Company. Upon the closing of the Transaction, Mr. Niu agreed to release the Company from the obligation to repay the Debt, which shall be deemed paid in full.

The carrying amount of the major classes of assets and liabilities of discontinued operation as of December 31, 2023 consist of the following:

September 30,
2023
Assets of discontinued operation:
Current assets:
Cash and cash equivalents	$63
Accounts receivable, net	2,790
Others receivable	3,189
Advances and prepayments to suppliers	3,860
Inventory	45,803
Subtotal current assets from discontinued operation	55,705
Property, plant and equipment, net	1,180,994
Total assets from discontinued operation	$1,236,699

Liabilities of discontinued operation:
Current liabilities:
Accounts payable	$766,138
Accounts payable - related party	-
Accrued expenses	82,915
Other current liabilities	100,402
Subtotal current liabilities	949,455
Total liabilities of discontinued operation	$949,455

The summarized operating result of discontinued operations included in the Company’s consolidated statements of operations consist of the following:

For the nine months ended
September 30,
2023

Sales	$299,881
Costs of goods sold	349,810
Gross profit (loss)	(49,929)
Selling expenses	-
General and administrative expenses	232,890
Total operating expenses	232,890
Other income (expenses)	58
Loss before income tax	(282,761)
Income tax expense	-
Loss from discontinued operation	$(282,761)
Gain from disposal, net of tax	865,085
Total gain (loss) from discontinued operations, net of income taxes	$582,324

The Company realized a gain of $865,085 from the disposal of 100% equity of Cordyceps Sunshine Biotech Co., Ltd. (Hong Kong), including its subsidiary, Chengdu Skyherb Biotechnology Co., Ltd. (China), offset by loss from discontinued operations of $282,761 in the year ended December 31, 2023. As a result, total gain from discontinued operation for the year ended December 31, 2023 amounted to $582,324. The Company reclassified Cordyceps Sunshine Biotech Co., Ltd. (Hong Kong) and its subsidiary as discontinued operation and recorded a net gain of $582,324 from discontinued operation in the year ended December 31, 2023.